General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule Of General And Administrative Expenses Abstract
Salaries and related expenses	$ 169	$ 134	$ 294	$ 227
Professional services	564	237	941	409
Consulting and director fees	279	226	698	513
Travel	62	34	98	60
Office and general	542	353	984	683
Regulatory and filing fees	45	24	66	48
Shareholder relations	191	140	430	266
Total	$ 1,852	$ 1,148	$ 3,511	$ 2,206